Fair Value Measurements	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements
5.           Fair Value Measurements
FASB ASC 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes a consistent framework for measuring fair value and requires disclosures about fair value measurements. The standard requires the Group to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
Fair value hierarchy
FASB ASC 820-10 specifies a hierarchy of inputs based on whether the inputs are observable or unobservable. Observable inputs are developed using market data and reflect market participant assumptions, while unobservable inputs reflect the Group’s market assumptions. The fair value hierarchy is as follows:
•Level 1: Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities traded in active markets. The fair value is determined by multiplying the quoted price by the quantity held by the Group.
•Level 2: Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets, quoted prices (e.g. interest rates, yield curves, prepayment spreads, default rate, etc.) for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability or can be corroborated by observable market data.
•Level 3: Inputs to the valuation methodology are unobservable for the asset or liability and are significant to the fair value measurement. Significant management assumptions can be used to establish management’s best estimate of the assumptions used by other market participants in determining the fair value of the asset or liability.
As required under the fair value hierarchy, the Group considers relevant and observable market inputs in its valuations where possible. The frequency of transactions, the size of the bid-ask spread and the amount of adjustment necessary when comparing similar transactions are all factors in determining the liquidity of markets and the relevance of observable prices in those markets.
The Group’s policy with respect to transfer between levels of the fair value hierarchy is to recognize transfers into and out of each level as of the end of the reporting period.
Determination of fair value
The following section describes the valuation methodologies used by the Group to measure assets and liabilities at fair value, including an indication of the level within the fair value hierarchy in which each asset or liability is generally classified.
Fixed maturity securities
Fair values for all securities in the fixed income investment portfolio are independently provided by the investment administrator, investment custodians, and investment managers, each of which utilize internationally recognized independent pricing services.
For determining the fair value of securities that are not actively traded, in general, pricing services use “matrix pricing” in which the independent pricing service uses observable market inputs including, but not limited to, reported trades, benchmark yields, broker-dealer quotes, interest rates, prepayment spreads, default rates and such other inputs as are available from market sources to determine a reasonable fair value.
The following describes the techniques generally used to determine the fair value of the Group’s fixed maturity securities by asset class.
•U.S. Treasuries are bonds issued by the U.S. government. The significant inputs used to determine the fair value of these securities are based on quoted prices in active markets for identical assets and are therefore classified within Level 1.
•Agency securities consist of securities issued by U.S. and non-U.S. government sponsored agencies such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, government development banks and other agencies which are not mortgage pass-through. The fair values of these securities are determined using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads are observable market inputs, the fair values of these securities are classified as Level 2.
•Non-U.S. government securities consist of bonds issued by non-U.S. governments and supranationals. The significant inputs used to determine the fair value of these securities include the spread above the risk-free yield curve, reported trades and broker-dealer quotes. These are considered to be observable market inputs and, therefore, the fair values of these securities are classified within Level 2.
•Corporate bonds consist primarily of investment-grade debt of a wide variety of corporate issuers and industries. When available, significant inputs are used to determine the fair value of these securities and are based on quoted prices in active markets for similar assets. When not available, the fair values of these securities are determined using the spread above the risk-free yield curve, reported trades, broker-dealer quotes, benchmark yields, and industry and market indicators. The fair values of these securities are classified as Level 2.
•Residential mortgage-backed securities include agency mortgage-backed securities and agency collateralized mortgage obligations. These are individually evaluated using option adjusted spreads (“OAS”) and nominal spreads. The OAS valuations use a third-party prepayment model and OAS. Spreads are based upon tranche type and average life volatility. These spreads are gathered from dealer quotes, trade prices, and the new issue market. The fair values of these securities are classified as Level 2.
•Commercial mortgage-backed securities consist of investment grade bonds backed by pools of loans with underlying collateral. Securities held in this sector are primarily priced by pricing services. Inputs to the valuation process include broker-dealer quotes and other available trade information, prepayment speeds, current price data, the swap curve as well as cash settlement. The fair values of these securities are classified as Level 2.
•Other asset-backed securities consist of investment grade bonds backed by pools of loans with underlying collateral. The underlying collateral for asset-backed securities consists mainly of student loans, automobile loans and credit card receivables. These securities are primarily priced by index providers and pricing vendors. Inputs to the valuation process include broker-dealer quotes and other available trade information, prepayment speeds, tranche type, interest rate data and credit spreads. The Group classifies these securities within Level 2.
Short-term investments
The Group’s short-term investments are classified within the fair value hierarchy using the methodologies specified for our fixed maturity securities above.
The Group also invests in money market funds that are classified within Level 1 as their fair values are based on the publicly available net asset value per share.
Derivative assets and liabilities
Exchange-traded derivatives, measured at fair value using quoted prices in active markets, where available, are classified as Level 1 of the fair value hierarchy.
Derivatives without quoted prices in an active market and derivatives executed over the counter are valued using internal valuation techniques that consider the time value of money, volatility, the current market and contractual prices of underlying financial instruments. These derivative instruments are classified as either Level 2 or Level 3 depending upon the observability of the significant inputs to the model. The valuation techniques and key inputs depend on the type of derivative and the nature of the underlying instrument.
The following tables present the financial instruments measured at fair value on a recurring basis at September 30, 2025 and December 31, 2024:

	September 30, 2025
Assets	Level 1	Level 2	Level 3	Total
Cash equivalents - money market funds	$974.6	$—	$—	$974.6
Fixed maturity securities
U.S. Treasuries	443.0	—	—	443.0
Agencies	—	6.8	—	6.8
Non-U.S. government	—	41.2	—	41.2
Corporate bonds	—	1,720.2	—	1,720.2
Residential mortgage-backed	—	250.6	—	250.6
Commercial mortgage-backed	—	0.6	—	0.6
Other asset-backed securities	—	248.1	—	248.1
Total fixed maturity securities	443.0	2,267.5	—	2,710.5
Short-term investments
Corporate bonds	—	0.2	—	0.2
U.S. Treasuries	187.7	—	—	187.7
Total short-term investments	187.7	0.2	—	187.9
Other assets
Investments pending settlement	4.6	—	—	4.6
Derivative assets	—	0.2	—	0.2
Total other assets	4.6	0.2	—	4.8
Total assets measured at fair value	$1,609.9	$2,267.9	$—	$3,877.8
Liabilities
Derivative liabilities	$—	$(0.1)	$—	$(0.1)
Investments pending settlement	(10.6)	—	—	(10.6)
Total other liabilities	(10.6)	(0.1)	—	(10.7)
Total liabilities measured at fair value	$(10.6)	$(0.1)	$—	$(10.7)

	December 31, 2024
Assets	Level 1	Level 2	Level 3	Total
Cash equivalents - money market funds	$558.1	$—	$—	$558.1
Fixed maturity securities
U.S. Treasuries	746.6	—	—	746.6
Agencies	—	11.5	—	11.5
Non-U.S. government	—	46.4	—	46.4
Corporate bonds	—	1,913.2	—	1,913.2
Residential mortgage-backed	—	279.1	—	279.1
Commercial mortgage-backed	—	0.4	—	0.4
Other asset-backed securities	—	414.4	—	414.4
Total fixed maturity securities	746.6	2,665.0	—	3,411.6
Short-term investments
Corporate bonds	—	1.1	—	1.1
U.S. Treasuries	220.7	—	—	220.7
Other asset-backed securities	—	0.3	—	0.3
Total short-term investments	220.7	1.4	—	222.1
Other assets
Investments pending settlement	0.5	—	—	0.5
Total other assets	0.5	—	—	0.5
Total assets measured at fair value	$1,525.9	$2,666.4	$—	$4,192.3
Liabilities
Other liabilities
Derivative liabilities	$—	$(0.5)	$—	$(0.5)
Investments pending settlement	(21.1)	—	—	(21.1)
Total other liabilities	(21.1)	(0.5)	—	(21.6)
Total liabilities measured at fair value	$(21.1)	$(0.5)	$—	$(21.6)
There were no transfers into or out of Level 1 and Level 2 during the nine months ended September 30, 2025 and the year ended December 31, 2024.

Fair value of financial instrument liabilities
The following table presents financial instruments for which the carrying value differs from the estimated fair values at September 30, 2025 and December 31, 2024. The fair values of the below financial instruments are based on observable inputs and are considered Level 2 measurements.

	September 30, 2025		December 31, 2024
	Fair Value	Carrying Value	Fair Value	Carrying Value
7.750% Subordinated notes due 2055	$427.3	$393.4	$—	$—
4.875% Senior notes due 2030	330.6	326.2	319.7	325.6
6.625% Fixed Rate Reset Junior Subordinated notes due 2041	124.7	123.3	123.2	123.3
Preference securities	$—	$—	$57.2	$58.4